Financial instruments - Carrying amount and fair value (Details) - EUR (€)	Mar. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Mar. 31, 2017	Jan. 01, 2017
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents.	€ 846,378,000	€ 978,109,000	€ 978,109,000	€ 670,575,000	€ 708,882,000
trade accounts receivable and other receivables	3,776,566,000		3,389,326,000
accounts receivable related parties	121,612,000		111,643,000
Derivatives cash flow hedging instruments	1,830,000		561,000
Derivatives not designated as hedging instruments	101,459,000		113,713,000
Equity investments	24,926,000		33,806,000
Debt securities	147,967,000		3,483,000
Other financial assets	172,291,000		209,332,000
Other Current and Non Current Financial Assets	448,473,000		360,895,000
Financial assets	5,193,029,000	€ 4,833,507,000	4,839,973,000
accounts payable	508,701,000		590,493,000
Amounts payable, related party transactions	236,237,000		147,349,000
Current Debt Instruments Issued	1,051,336,000		769,279,000
Noncurrent Debt Instruments Issued	6,669,533,000		6,678,407,000
Derivatives cash flow hedging instruments liabilities	2,050,000		3,209,000
Derivatives not designated as hedging instruments liabilities	90,501,000		111,953,000
Current variable payments outstanding for acquisitions	205,097,000		205,792,000
Noncontrolling Interest Subject To Put provisions	742,289,430.11419		830,773,000	€ (15,091,000)
other current financial liabilities	1,292,051,000		1,446,469,000
other current and noncurrent financial liabilities	2,331,988,430.11419		2,598,196,000
Financial liabilities	10,797,795,430.1142		10,783,724,000
Level 1
Disclosure of detailed information about financial instruments [line items]
Equity investments	10,356,000		16,010,000
Debt securities	145,491,000
Level 2
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents.	233,246,000		357,964,000
Derivatives cash flow hedging instruments	1,830,000		561,000
Derivatives not designated as hedging instruments	101,459,000		113,713,000
Equity investments	14,570,000		17,796,000
Debt securities	2,476,000		3,483,000
Noncurrent Debt Instruments Issued	6,991,614,000		7,084,986,000
Derivatives cash flow hedging instruments liabilities	2,050,000		3,209,000
Derivatives not designated as hedging instruments liabilities	90,501,000		111,953,000
Level 3
Disclosure of detailed information about financial instruments [line items]
Current variable payments outstanding for acquisitions	205,097,000		205,792,000
Noncontrolling Interest Subject To Put provisions	742,289,430.11419		830,773,000
Financial Assets At Fair Value Through Profit Or Loss Category [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents.	233,246,000
Derivatives not designated as hedging instruments	101,459,000
Equity investments	4,104,000
Debt securities	145,491,000
Other Current and Non Current Financial Assets	251,054,000
Financial assets	484,300,000
Financial Assets At Fair Value Through Profit Or Loss Category [Member] | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivatives not designated as hedging instruments			113,713,000
Other Current and Non Current Financial Assets			113,713,000
Financial assets			113,713,000
Financial Liabilities At Fair Value Through Profit Or Loss Category [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives not designated as hedging instruments liabilities	90,501,000		111,953,000
Current variable payments outstanding for acquisitions	205,097,000		205,792,000
other current and noncurrent financial liabilities	295,598,000		317,745,000
Financial liabilities	295,598,000		317,745,000
Financial Assets Availableforsale Category [Member]
Disclosure of detailed information about financial instruments [line items]
Equity investments			16,010,000
Debt securities			3,483,000
Other Current and Non Current Financial Assets			19,493,000
Financial assets			19,493,000
Financial Instruments Not Assigned To Category [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents.			978,109,000
trade accounts receivable and other receivables	71,606,000		58,336,000
Derivatives cash flow hedging instruments	1,830,000		561,000
Equity investments			17,796,000
Other financial assets	74,193,000		78,368,000
Other Current and Non Current Financial Assets	76,023,000		96,725,000
Financial assets	147,629,000		1,133,170,000
Noncurrent Debt Instruments Issued	36,277,000		37,704,000
Derivatives cash flow hedging instruments liabilities	2,050,000		3,209,000
Noncontrolling Interest Subject To Put provisions	742,289,430.11419		830,773,000
other current and noncurrent financial liabilities	744,339,430.11419		833,982,000
Financial liabilities	780,616,430.11419		871,686,000
Loans And Receivables Category [Member]
Disclosure of detailed information about financial instruments [line items]
trade accounts receivable and other receivables			3,330,990,000
accounts receivable related parties			111,643,000
Other financial assets			130,964,000
Other Current and Non Current Financial Assets			130,964,000
Financial assets			3,573,597,000
Financial Assets At Amortised Cost [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents.	613,132,000
trade accounts receivable and other receivables	3,704,960,000
accounts receivable related parties	121,612,000
Other financial assets	98,098,000
Other Current and Non Current Financial Assets	98,098,000
Financial assets	4,537,802,000
Financial Liabilities At Amortised Cost [Member]
Disclosure of detailed information about financial instruments [line items]
accounts payable	508,701,000		590,493,000
Amounts payable, related party transactions	236,237,000		147,349,000
Current Debt Instruments Issued	1,051,336,000		769,279,000
Noncurrent Debt Instruments Issued	6,633,256,000		6,640,703,000
other current financial liabilities	1,292,051,000		1,446,469,000
other current and noncurrent financial liabilities	1,292,051,000		1,446,469,000
Financial liabilities	9,721,581,000		€ 9,594,293,000
Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure of detailed information about financial instruments [line items]
Equity investments	20,822,000
Debt securities	2,476,000
Other Current and Non Current Financial Assets	23,298,000
Financial assets	€ 23,298,000